Nature of Business	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Note 1 - Nature of Business

Amesite, Inc. (the “Company”) was formed in 2017 and is a development stage artificial intelligence software company targeting the college course market.

On April 27, 2018, pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger”), Lola One Acquisition Sub, Inc. merged with and into Amesite Operating Company, with Amesite Operating Company remaining as the surviving entity and a wholly-owned operating subsidiary of Lola One Acquisition Company (“Lola One”). Following the Merger, Lola One changed its name to “Amesite, Inc.” and changed its fiscal year end to June 30.

Through June 30, 2018, the Company had yet to generate revenue from its services and products. The Company’s activities are subject to significant risks and uncertainties, including failure to secure additional funding to execute the current business plan.

Note 1—Nature of Business

Amesite, Inc. (the "Company") was formed in November 2017 and is a development stage artificial intelligence software company targeting the college course market.

During the nine month period ended March 31, 2019, the Company began generating revenue from its services and products. The Company's activities are subject to significant risks and uncertainties, including failure to secure additional funding to execute the current business plan.